Notes Payable and Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consists of the following:

	Balance	Interest Rate	Maturity
Demand loans	$551,167	4% to 8%	Various
Reclassification of accrued compensation to notes payable	143,031	8%	December 1, 2017
Balance –May 31, 2022 and November 30, 2021	$694,198

Notes payable consists of the following:

	Balance	Interest Rate	Maturity
Demand loans	$551,167	4% to 8%	Various
Reclassification of accrued compensation to notes payable	143,031	8%	December 1, 2017
Balance –November 30, 2021 and November 30, 2020	$694,198